Annual Total Returns [BarChart] - TCW Short Term Bond Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	0.73%
Annual Return 2012	2.91%
Annual Return 2013	0.73%
Annual Return 2014	0.49%
Annual Return 2015	0.26%
Annual Return 2016	0.85%
Annual Return 2017	0.88%
Annual Return 2018	1.93%
Annual Return 2019	3.41%
Annual Return 2020	1.82%